Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue

The table below presents revenues by customer grouping for the following periods:

	Successor		Predecessor
		Period from	Period from
	Year Ended	February 10, 2020 to	January 1, 2020 to
	December 31, 2021	December 31, 2020	June 21, 2020
Civil space	$60,052	$23,571	$15,844
National security	29,833	7,034	684
Commercial and other	47,716	10,180	123
Total revenues	$137,601	$40,785	$16,651

The table below presents revenues based on the geographic location of the Company’s customers for the following periods:

	Successor		Predecessor
		Period from	Period from
	Year Ended	February 10, 2020 to	January 1, 2020 to
	December 31, 2021	December 31, 2020	June 21, 2020
U.S.	$133,309	$38,774	$15,856
Luxembourg	3,724	1,535	795
Germany	140	46	—
South Korea	272	147	—
Poland	138	169	—
Other	18	114	—
Total revenues	$137,601	$40,785	$16,651

The majority of the Company’s revenues are derived from government contracts. Customers comprising 10% or more of revenues were as follows for the periods presented:

	Successor		Predecessor
		Period from	Period from
	Year Ended	February 10, 2020 to	January 1, 2020 to
	December 31, 2021	December 31, 2020	June 21, 2020
Boeing(1)	$17,753	$—	$—
NASA	48,476	21,352	15,020
Total	$66,229	$21,352	$15,020
(1)	While revenue was generated in each of the periods presented, amounts are only disclosed for the periods in which revenue represented 10% or more of total revenue.

Schedule of Contract Assets and Contract Liabilities

The table below presents the contract assets and contract liabilities included on the consolidated balance sheets for the following periods:

	Successor
	December 31,	December 31,
	2021	2020
Contract assets	$11,748	$4,172
Contract liabilities	$15,734	$15,665

Schedule of Change in Accounting Estimate

The following table summarizes the impact of the net EAC adjustments for the periods presented:

	Successor
		Period from
	Year Ended	February 10, 2020 to
	December 31, 2021	December 31, 2020
Net EAC adjustments, before income taxes	$(1,835)	$728
Net EAC adjustments, net of income taxes	(1,551)	580
Net EAC adjustments, net of income taxes, per diluted share	(0.03)	0.02